Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities - Fair Value, Inputs, Level 3 [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Forward Purchase Agreement [Member]
Schedule of Company’s Assets and Liabilities [Line Items]
Derivative Liabilities	$ 20,640,600
Warrants – Series A and B [Member]
Schedule of Company’s Assets and Liabilities [Line Items]
Derivative Liabilities	$ 21,170,850